Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jul. 01, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Option was exercised date	Jul. 01, 2024
Share capital and share premium	$ 22,933		$ 22,669
Subsequent Events [Member]
Disclosure of detailed information about business combination [line items]
Share capital and share premium		$ 260